K&L GATES LLP
One Lincoln Street
Boston, MA 02111

May 20, 2015

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Evanston Alternative Opportunities Fund Registration Statement on Form N-2 (333-191847, 811-22904)

Dear Ms. Rossotto:
Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the above captioned fund (the “Registrant”) is a post-effective amendment number 2 to the Registrant’s Registration Statement on Form N-2 (the “Post-Effective Amendment No. 2”).
This Post-Effective Amendment No. 2 has been amended in response to the Staff’s comments received by telephone on March 18, 2015, responses to which were submitted in a letter dated April 17, 2015.  This Post-Effective Amendment No. 2 also reflects the completion of certain outstanding items which were marked as “[to be updated by amendment]” in the Registrant’s post-effective amendment number 1 to its registration statement filed on February 12, 2015.  The Registrant intends to file a final post-effective amendment on May 26, 2015, which will request acceleration of effectiveness for May 28, 2015.
Any questions or comments should be directed to the undersigned at (617) 951-9209 or to Clair E. Pagnano at (617) 261-3246.
Sincerely, /s/ Pablo J. Man Pablo J. Man